First Trust Intermediate Duration Investment Grade Corporate ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
First Trust Intermediate Duration Investment Grade Corporate ETF | First Trust Intermediate Duration Investment Grade Corporate ETF
Prospectus [Line Items]
Annual Return [Percent]	8.52%	2.65%